Share-based compensation (Tables)	12 Months Ended
Jun. 30, 2026
Share-Based Payment Arrangement [Abstract]
Schedule of share based compensation
	Years Ended June 30,
	2026	2025	2024
	US$	US$	US$
Share-based compensation	1,543,455	414,051	9,119,764

Schedule of stock options activity

A summary of the share options activities for the years ended June 30, 2026 and 2025 is presented below:

	Number of shares	Weighted average grant date fair value
Outstanding as of June 30, 2023	-	-
Granted	4,624	415.16
Exercised	(4,624)	415.16
Outstanding as of July 1, 2024
Granted	4,440	39.03
Exercised	-	-
Outstanding as of Jun 30, 2025	4,440	39.03
Granted	-	-
Exercised	-	-
Outstanding as of Jun 30, 2026	4,440	39.03

Vested and exercisable as of June 30, 2026	-	-
Expected to vest as of June 30, 2025	3,107	36.60

Schedule of measurement of the fair value and inputs at grant date

The fair value of the Class A Ordinary Shares issued to employees was measured using the Black-Scholes method. A summary of the measurement of the fair value and inputs at grant date is as follows:

	Years Ended June 30,
	2026	2025	2024

Fair value at grant date (weighted average)	-	US$ 30.60	US$ 416.79
Exercise price at grant date (weighted average)	-	US$ 39.000	US$ 0.192
Expected volatility (weighted average)	-	144%	61.8%
Expected terms (years) (weighted average)	-	7	4
Expected dividend (weighted average)	-	-	-
Risk-free interest rate (weighted average)	-	4.33%	4.50%

Schedule of unvested restricted stock activity

The following table summarized the Company’s restricted share unit activities during the year ended June 30, 2026 and 2025:

		Weighted
	Number of	average grant
	shares	date fair value
Unvested as of Jul 1, 2024	-	-
Granted	11,068	36.6
Vested	11,068	36.6
Unvested as of Jul 1, 2025	-	-
Granted	86,972	5.51
Vested	86,972	5.51
Unvested as of Jun 30, 2026	-	-